CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, allowance for doubtful accounts	$ 89	$ 21
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	60,285,087	60,173,997
Ordinary shares, shares outstanding	60,285,087	60,173,997
Accounts payable	$ 445	$ 555
Accrued expenses and other current liabilities	2,557	2,871
Deferred revenue-current	1,382	936
Government subsidies-current	81	19
Current liabilities of Super TV		15,945
Deferred revenue-non-current	125	173
Government subsidies-non-current	310	817
Non-current liabilities of Super TV		7,541
Variable Interest Entity Primary Beneficiary [Member]
Accounts payable	115	15
Accrued expenses and other current liabilities	0	0
Deferred revenue-current	8	0
Government subsidies-current	0	0
Current liabilities of Super TV	0	0
Deferred revenue-non-current	0	0
Government subsidies-non-current	0	0
Deferred income tax liabilities	0	0
Non-current liabilities of Super TV	$ 0	$ 0